Prepaid Expenses And Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2022	December 31, 2021
Advance to suppliers (1)	$512,900	$70,228
Prepaid expenses (2)	217,064	257,479
Other receivables (3)	103,274	110,338
Less: allowance for doubtful accounts	-	-
Prepaid expenses and other current assets, net	$833,238	$438,045

(1)	Advance to suppliers primarily consists of advance payments paid to suppliers for purchases of raw materials for bakery products.

(2)	Prepaid expenses primarily represent prepaid rental expenses and other miscellaneous expenses for the Company’s bakery stores.

(3)	Other receivables are mainly business advances to officers and staff for business travel and sundry expenses.